Note 4 - Loans - Schedule of Loans Acquired in Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Performing Financial Instruments [Member] | Benchmark Bancorp, Inc. [Member]
Contractual principal receivable, beginning balance	$ 22,233	$ 37,386
Accretable difference, beginning balance	(328)	(655)
Carrying amount, beginning balance	21,905	36,731
Contractual principal receivable, change due to payments received	(4,987)	(15,153)
Accretable difference, change due to payments received	(110)	(327)
Carrying amount, change due to payments received	(5,097)	(15,480)
Contractual principal receivable, ending balance	17,246	22,233
Accretable difference, ending balance	(218)	(328)
Carrying amount, ending balance	17,028	21,905
Performing Financial Instruments [Member] | Ohio State Bancshares Inc [Member]
Contractual principal receivable, beginning balance	7,024	10,181
Accretable difference, beginning balance	(190)	(319)
Carrying amount, beginning balance	6,834	9,862
Contractual principal receivable, change due to payments received	(1,776)	(3,157)
Accretable difference, change due to payments received	(70)	(129)
Carrying amount, change due to payments received	(1,846)	(3,286)
Contractual principal receivable, ending balance	5,248	7,024
Accretable difference, ending balance	(120)	(190)
Carrying amount, ending balance	5,128	6,834
Nonperforming Financial Instruments [Member] | Benchmark Bancorp, Inc. [Member]
Contractual principal receivable, beginning balance	260	287
Accretable difference, beginning balance	(138)	(173)
Carrying amount, beginning balance	122	114
Contractual principal receivable, change due to payments received	(80)	(27)
Accretable difference, change due to payments received	(10)	(35)
Carrying amount, change due to payments received	(90)	(62)
Contractual principal receivable, ending balance	180	260
Accretable difference, ending balance	(128)	(138)
Carrying amount, ending balance	52	122
Nonperforming Financial Instruments [Member] | Ohio State Bancshares Inc [Member]
Contractual principal receivable, beginning balance	59	109
Accretable difference, beginning balance	(9)	(59)
Carrying amount, beginning balance	50	50
Contractual principal receivable, change due to payments received	18	(50)
Accretable difference, change due to payments received	4	75
Carrying amount, change due to payments received	22	25
Contractual principal receivable, ending balance	77	59
Accretable difference, ending balance	(5)	(9)
Carrying amount, ending balance	$ 72	50
Contractual principal receivable, change due to loan charge-offs		59
Contractual principal receivable, ending balance		(9)
Accretable difference, ending balance		$ 50